ASSETS HELD AND USED	12 Months Ended
Dec. 31, 2012
ASSETS HELD AND USED
ASSETS HELD AND USED

25. ASSETS HELD AND USED

In first quarter of 2013, management plans to seek for potential buyer to dispose 21st schools to improve the cash flows positions. In April 2013, the Group returned the remaining operating rights back to Xihua Group with consideration of RMB 60,000. An impairment loss of RMB 15,928 in intangible assets and an impairment loss of RMB 34,122 in goodwill were recognized for 21st school for the year ended December 31, 2012.

As of December 31, 2011 and 2012, the assets and liabilities held by 21st school are as follows:

	2011	2012
	RMB	RMB

Cash and cash equivalents	81,607	10,095
Prepaid expenses and other current assets	5,757	56
Deferred tax assets	—	2,086
Other non-current assets	627	—
Property and equipment, net	123,500	214,436
Intangible assets, net	40,580	24,652
Land Use Right	130,031	126,697
Goodwill	84,406	50,284
Total assets	466,508	428,306

Accounts payable-trade	—	6,473
Accrued expenses and other current liabilities	86,966	27,274
Deferred revenue	19,020	12,104
Income tax payable	2,377	6,965
Deferred tax liabilities, non-current	41,141	35,341
Total liabilities	149,504	88,157

Following are revenues, income from 21st School:

	Years ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Revenues	65,096	75,502	82,283
Impairment loss	—	(25,336)	(50,050)
Income/(loss) before income taxes	5,146	(21,735)	(55,846)
Income tax benefit/ (expense)	645	(1,602)	6,140
Net income/(loss)	5,791	(23,337)	(49,706)